Supplement dated May 17, 2012 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2012 of:

Emerging Markets Equity Portfolio (Class I)

Prospectus Supplement

May 17, 2012

The Universal Institutional Funds, Inc.

Effective immediately, Munib Madni and Samuel Rhee have been added to the team primarily responsible for the day-to-day management of the Emerging Markets Equity Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing the Portfolio
Ruchir Sharma	Managing Director of the Adviser	April 2002

James Cheng	Managing Director MSIM Company	August 2006

Munib Madni	Managing Director MSIM Company	May 2012

Paul Psaila	Managing Director of the Adviser	October 1996

Eric Carlson	Managing Director of the Adviser	September 1997

Ana Cristina Piedrahita	Executive Director MSIM Limited	January 2002

Samuel Rhee	Executive Director MSIM Company	May 2012

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, Munib Madni, Samuel Rhee and Ana Cristina Piedrahita.

Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Mr. Cheng has been associated with MSIM Company in an investment management capacity since 2006. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Mr. Madni has been associated with MSIM Company in an investment management capacity since February 2005. Mr. Rhee has been associated with MSIM Company in an investment management capacity since July 2005. Ms. Piedrahita has been associated with MSIM Limited or its affiliates in an investment management capacity since 2002.

***

Effective December 31, 2012, James Cheng will retire from his position as portfolio manager of the Emerging Markets Equity Portfolio. As a result, effective December 31, 2012, all references to Mr. Cheng are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

Prospectus Supplement

May 17, 2012

The Universal Institutional Funds, Inc.

Supplement dated May 17, 2012 to The Universal Institutional Funds, Inc. Prospectus, dated April 30, 2012 of:

Emerging Markets Equity Portfolio (Class II)

Effective immediately, Munib Madni and Samuel Rhee have been added to the team primarily responsible for the day-to-day management of the Emerging Markets Equity Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing the Portfolio
Ruchir Sharma	Managing Director of the Adviser	April 2002

James Cheng	Managing Director MSIM Company	August 2006

Munib Madni	Managing Director MSIM Company	May 2012

Paul Psaila	Managing Director of the Adviser	October 1996

Eric Carlson	Managing Director of the Adviser	September 1997

Ana Cristina Piedrahita	Executive Director MSIM Limited	January 2002

Samuel Rhee	Executive Director MSIM Company	May 2012

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, Munib Madni, Samuel Rhee and Ana Cristina Piedrahita.

Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Mr. Cheng has been associated with MSIM Company in an investment management capacity since 2006. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Mr. Madni has been associated with MSIM Company in an investment management capacity since February 2005. Mr. Rhee has been associated with MSIM Company in an investment management capacity since July 2005. Ms. Piedrahita has been associated with MSIM Limited or its affiliates in an investment management capacity since 2002.

***

Effective December 31, 2012, James Cheng will retire from his position as portfolio manager of the Emerging Markets Equity Portfolio. As a result, effective December 31, 2012, all references to Mr. Cheng are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

May 17, 2012

The Universal Institutional Funds, Inc.

Supplement dated May 17, 2012 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 30, 2012

Effective immediately, Munib Madni and Samuel Rhee have been added to the team primarily responsible for the day-to-day management of each of the Emerging Markets Equity Portfolio. Accordingly, effective immediately, the Statement of Additional Information is revised as follows:

The section of the Statement of Additional Information entitled "Portfolio Managers—Other Accounts Managed by the Portfolio Managers at December 31, 2011 (unless otherwise indicated)—Emerging Markets Equity" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Eric Carlson	7	$2.7 billion	5	$2.6 billion	19	(3)	$4.7 billion(3)
James Cheng	12	$4.2 billion	7	$2.6 billion	26	(3)	$10.9 billion(3)
Munib Madni *	2	$335.6 million	5	$2.6 billion	25	(9)	$11.4 billion(9)
Ana Cristina Piedrahita	7	$2.9 billion	6	$3.2 billion	21	(4)	$6.7 billion(4)
Paul C. Psaila	8	$3.0 billion	5	$2.6 billion	19	(3)	$4.7 billion(3)
Samuel Rhee *	0	$0	2	$129.3 million	7		$7.0 billion
Ruchir Sharma	10	$3.5 billion	7	$3.6 billion	19	(3)	$4.7 billion(3)

*  As of March 31, 2012

(3)  Of these other accounts, three accounts with a total of approximately $1.5 billion in assets, had performance-based fees.

(4)  Of these other accounts, four accounts with a total of approximately $3.5 billion in assets, had performance-based fees.

(9)  Of these other accounts, two accounts with a total of approximately $913.4 million in assets, had performance-based fees.

Portfolio and Portfolio Managers	Portfolio Holdings
Eric Carlson	None*
James Cheng	None*
Munib Madni **	None*
Ana Cristina Piedrahita	None*
Paul C. Psaila	None*
Samuel Rhee **	None*
Ruchir Sharma	None*

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

**  As of March 31, 2012.

***

Effective December 31, 2012, James Cheng will retire from his position as portfolio manager of the Emerging Markets Equity Portfolio. As a result, effective December 31, 2012, all references to Mr. Cheng are hereby deleted from the Statement of Additional Information.

Please retain this supplement for future reference.